UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rocco Macri
Title:   Deputy Managing Director - Chief Financial Officer
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Rocco Macri                New York, NY          11 August, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       32
                                           ---------------------
Form 13F Information Table Value Total:                7,745,201
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 06/30/03

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN    MANAGERS      SOLE    SHARED  NONE
----------------------------    --------------   -----    -------- -------  --- ---- -------    --------      ----    ------  ----
AMGEN CORP                      COMMON STOCK   031162100    62714    951073 SH       SOLE                    951073
ANHEUSER BUSCH COMPANIES INC    COMMON STOCK   035229103   391916   7677096 SH       SOLE                   7677096
AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103    62362   1841750 SH       SOLE                   1841750
CINTAS CORP                     COMMON STOCK   172908105    41420   1169068 SH       SOLE                   1169068
COCA-COLA CO                    COMMON STOCK   191216100   509561  10979560 SH       SOLE                  10979560
COSTCO WHOLESALE CORP-NEW       COMMON STOCK   22160K105    99721   2724606 SH       SOLE                   2724606
DELL COMPUTER CORP              COMMON STOCK   247025109   405823  12745691 SH       SOLE                  12745691
FIRST DATA CORP                 COMMON STOCK   319963104   709365  17117884 SH       SOLE                  17117884
FOREST LABORATORIES INC         COMMON STOCK   345838106   217373   3970289 SH       SOLE                   3970289
GENERAL ELECTRIC CO             COMMON STOCK   369604103     1153     40215 SH       SOLE                     40215
HOME DEPOT INC                  COMMON STOCK   437076102   360763  10892613 SH       SOLE                  10892613
JOHNSON & JOHNSON               COMMON STOCK   478160104   439583   8502571 SH       SOLE                   8502571
KELLOGG CO                      COMMON STOCK   487836108   369467  10749684 SH       SOLE                  10749684
ELI LILLY & CO                  COMMON STOCK   532457108      469      6800 SH       SOLE                      6800
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202   125237   3259694 SH       SOLE                   3259694
MEDTRONIC INC                   COMMON STOCK   585055106   181333   3780123 SH       SOLE                   3780123
MERCK & CO INC                  COMMON STOCK   589331107    52045    859543 SH       SOLE                    859543
MICROSOFT CORP                  COMMON STOCK   594918104   415479  16204323 SH       SOLE                  16204323
NEW YORK TIMES CO-CL A          COMMON STOCK   650111107   323145   7102090 SH       SOLE                   7102090
NORTHERN TRUST CORP             COMMON STOCK   665859104    93979   2259116 SH       SOLE                   2259116
OMNICOM GROUP INC               COMMON STOCK   681919106    77190   1076573 SH       SOLE                   1076573
PFIZER INC                      COMMON STOCK   717081103     1409     41260 SH       SOLE                     41260
QUALCOMM INC                    COMMON STOCK   747525103   205257   5711110 SH       SOLE                   5711110
STARBUCKS CORP                  COMMON STOCK   855244109   151066   6153402 SH       SOLE                   6153402
STATE STREET CORP               COMMON STOCK   857477103   271377   6887749 SH       SOLE                   6887749
STRYKER CORP                    COMMON STOCK   863667101   103167   1487204 SH       SOLE                   1487204
SYSCO CORP                      COMMON STOCK   871829107   464948  15477622 SH       SOLE                  15477622
TARGET CORP                     COMMON STOCK   87612E106   490001  12949299 SH       SOLE                  12949299
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK   925524308   333697   7643088 SH       SOLE                   7643088
WAL-MART STORES INC             COMMON STOCK   931142103    84033   1565731 SH       SOLE                   1565731
WALGREEN CO                     COMMON STOCK   931422109   323446  10745699 SH       SOLE                  10745699
WM WRIGLEY JR CO                COMMON STOCK   982526105   376701   6699280 SH       SOLE                   6699280

                                                                                     No. of Other
                                                          7745201                    Managers        0